Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Jun. 30, 2024
CURRENT ASSETS:
Cash	$ 1,750,420	$ 2,453,728
Restricted cash	6,629,072	3,031,232
Short-term investments
Notes receivable	11,063	3,071
Accounts receivable	27,218,260	28,297,491
Inventories, net	1,326,007	339,286
Advances to suppliers	1,756,138	4,022,696
Prepaid expenses and other current assets	1,524,801	984,563
TOTAL CURRENT ASSETS	40,215,761	39,132,067
Property and equipment, net	57,637	123,295
Right-of-use assets, net	822,100	379,101
Intangible assets, net	128,095	204,033
Other non-current assets	14,879	1,448
Deferred tax assets		135,098
TOTAL NON-CURRENT ASSETS	1,022,711	842,975
TOTAL ASSETS	41,238,472	39,975,042
CURRENT LIABILITIES:
Short-term bank loans, net	9,893,448	10,211,264
Notes payable	4,330,452	1,543,465
Accounts payable	4,278,634	5,263,945
Contract liabilities	2,218,095	3,037,609
Due to related parties	205,485	474,544
Taxes payable	3,506,606	3,251,484
Lease liabilities	391,436	408,001
Accrued expenses and other current liabilities	556,831	404,016
TOTAL CURRENT LIABILITIES	25,380,987	24,594,328
Lease liabilities	435,826
TOTAL NON-CURRENT LIABILITY	435,826
TOTAL LIABILITIES	25,816,813	24,594,328
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital	20,525,622	19,956,956
Statutory reserve	624,097	624,097
Accumulated deficit	(6,412,100)	(7,606,597)
Accumulated other comprehensive income/(loss)	(1,232,986)	646,041
TOTAL SHAREHOLDERS’ EQUITY	15,421,659	15,380,714
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	41,238,472	39,975,042
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	1,304,306	1,147,497
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	612,720	612,720
Related Party
CURRENT LIABILITIES:
Due to related parties	$ 205,485	$ 474,544